Assets held for sale (Details Narrative) - Idaho-Maryland [Member] - USD ($)		12 Months Ended
	Mar. 15, 2016	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Proceeds from sale of property	$ 319,705	$ 319,705
Assets held for sale, Description

On 15 March 2016, the Company sold 27 acres of land with net proceeds of $319,705. The proceeds of the sale are being used for general working capital. Emgold has a remaining 7.13 acre parcel of land that is currently listed for sale.